Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000205376 | NVIDIA8910440
Holdings [Line Items]
Percent of Total Investments	8.80%
C000205376 | Apple8909529
Holdings [Line Items]
Percent of Total Investments	7.10%
C000205376 | Microsoft8910350
Holdings [Line Items]
Percent of Total Investments	6.90%
C000205376 | Amazon.com8909480
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205376 | Broadcom8909625
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205376 | Alphabet8909472
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205376 | Meta Platforms8910332
Holdings [Line Items]
Percent of Total Investments	2.50%
C000205376 | Alphabet8909475
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205376 | Tesla8910720
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205376 | Berkshire Hathaway8909592
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205376 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205376 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000205376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000205376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000205376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000205376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000205376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000205376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000205375 | NVIDIA8909440
Holdings [Line Items]
Percent of Total Investments	10.80%
C000205375 | Apple8909280
Holdings [Line Items]
Percent of Total Investments	8.80%
C000205375 | Microsoft8909429
Holdings [Line Items]
Percent of Total Investments	8.50%
C000205375 | Broadcom8909306
Holdings [Line Items]
Percent of Total Investments	6.30%
C000205375 | Amazon.com8909269
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205375 | Tesla8909507
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205375 | Alphabet8909263
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205375 | Alphabet8909266
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205375 | Meta Platforms8909420
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205375 | Netflix8909437
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205375 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000205375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205375 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205375 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205375 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000205375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000205375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205375 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000210451 | Global X Russell 2000 ETF8909574
Holdings [Line Items]
Percent of Total Investments	102.80%
C000210451 | Inhibrx CVR8909560
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Novartis CVR8909563
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Pulse Biosciences8909580
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Cartesian Therapeutics CVR8909557
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR8909568
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR8909571
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Russell 2000 Index8909576
Holdings [Line Items]
Percent of Total Investments	(2.90%)
C000210451 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000210451 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000210451 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210451 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221195 | NVIDIA8910585
Holdings [Line Items]
Percent of Total Investments	10.50%
C000221195 | Apple8910416
Holdings [Line Items]
Percent of Total Investments	8.60%
C000221195 | Microsoft8910572
Holdings [Line Items]
Percent of Total Investments	8.20%
C000221195 | Broadcom8910444
Holdings [Line Items]
Percent of Total Investments	6.10%
C000221195 | Amazon.com8910404
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221195 | Tesla8910649
Holdings [Line Items]
Percent of Total Investments	3.60%
C000221195 | Alphabet8910398
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221195 | Alphabet8910401
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221195 | Meta Platforms8910564
Holdings [Line Items]
Percent of Total Investments	3.00%
C000221195 | Netflix8910580
Holdings [Line Items]
Percent of Total Investments	2.50%
C000221195 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000221195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000221195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000221194 | NVIDIA8911667
Holdings [Line Items]
Percent of Total Investments	8.60%
C000221194 | Apple8910767
Holdings [Line Items]
Percent of Total Investments	7.00%
C000221194 | Microsoft8911577
Holdings [Line Items]
Percent of Total Investments	6.70%
C000221194 | Amazon.com8910722
Holdings [Line Items]
Percent of Total Investments	4.10%
C000221194 | Broadcom8910851
Holdings [Line Items]
Percent of Total Investments	3.00%
C000221194 | Alphabet8910714
Holdings [Line Items]
Percent of Total Investments	2.90%
C000221194 | Meta Platforms8911559
Holdings [Line Items]
Percent of Total Investments	2.50%
C000221194 | Alphabet8910716
Holdings [Line Items]
Percent of Total Investments	2.30%
C000221194 | Tesla8911953
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221194 | Berkshire Hathaway8910830
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221194 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000221194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000221194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000228848 | NVIDIA8912810
Holdings [Line Items]
Percent of Total Investments	10.80%
C000228848 | Apple8912684
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228848 | Microsoft8912802
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228848 | Broadcom8912706
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228848 | Amazon.com8912675
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228848 | Tesla8912859
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228848 | Alphabet8912670
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228848 | Alphabet8912673
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228848 | Meta Platforms8912795
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228848 | Netflix8912808
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228848 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000228848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000228848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000228848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000228848 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228854 | NVIDIA8911893
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228854 | Apple8910978
Holdings [Line Items]
Percent of Total Investments	7.10%
C000228854 | Microsoft8911802
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228854 | Amazon.com8910927
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228854 | Broadcom8911081
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228854 | Alphabet8910917
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228854 | Meta Platforms8911785
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228854 | Alphabet8910921
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228854 | Tesla8912260
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228854 | Berkshire Hathaway8911047
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228854 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000228854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228854 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228854 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000228854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000228854 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234113 | Goldman Sachs Group8913186
Holdings [Line Items]
Percent of Total Investments	10.60%
C000234113 | Caterpillar8913174
Holdings [Line Items]
Percent of Total Investments	7.70%
C000234113 | Microsoft8913208
Holdings [Line Items]
Percent of Total Investments	7.00%
C000234113 | Home Depot8913189
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234113 | American Express8913164
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234113 | Sherwin-Williams8913224
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | UnitedHealth Group8913232
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | Visa8913237
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | JPMorgan Chase8913200
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234113 | International Business Machines8913195
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234113 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000234113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000234113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000234113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000234113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000238169 | Global X Russell 2000 ETF8913228
Holdings [Line Items]
Percent of Total Investments	101.40%
C000238169 | Cboe Mini-Russell 2000 Index8913231
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238169 | Russell 2000 Index8913234
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000238169 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000238169 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000234112 | Technology Select Sector SPDR Fund8913384
Holdings [Line Items]
Percent of Total Investments	54.00%
C000234112 | NVIDIA8913313
Holdings [Line Items]
Percent of Total Investments	7.40%
C000234112 | Apple8913220
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234112 | Microsoft8913302
Holdings [Line Items]
Percent of Total Investments	5.80%
C000234112 | Broadcom8913233
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234112 | Palantir Technologies8913325
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234112 | Advanced Micro Devices8913209
Holdings [Line Items]
Percent of Total Investments	1.70%
C000234112 | Oracle8913322
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234112 | Cisco Systems8913241
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234112 | International Business Machines8913282
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234112 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000234112 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000234112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000243329 | Goldman Sachs Group8913269
Holdings [Line Items]
Percent of Total Investments	10.40%
C000243329 | Caterpillar8913259
Holdings [Line Items]
Percent of Total Investments	7.60%
C000243329 | Microsoft8913289
Holdings [Line Items]
Percent of Total Investments	6.80%
C000243329 | Home Depot8913271
Holdings [Line Items]
Percent of Total Investments	5.00%
C000243329 | American Express8913245
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243329 | Sherwin-Williams8913303
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243329 | UnitedHealth Group8913311
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243329 | Visa8913317
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243329 | JPMorgan Chase8913281
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243329 | International Business Machines8913276
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243329 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000243329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000243329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000243329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000243329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000249082 | Global X MLP & Energy Infrastructure ETF8913273
Holdings [Line Items]
Percent of Total Investments	101.10%
C000249082 | Global X MLP & Energy Infrastructure ETF8913279
Holdings [Line Items]
Percent of Total Investments	(1.20%)
C000249082 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000249082 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)